Selling Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Selling Expenses.
Selling Expenses

In € thousand	2021	2020	2019
Salaries, social security	11,971	13,115	3,012
Professional services	1,983	1,196	327
Marketing	2,059	613	751
Travel	626	167	387
Depreciation/amortization	65	41	34
Other selling expenses	485	140	134
Total selling expenses	17,189	15,272	4,645